UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2023	January 31, 2022
Cash and U.S. Government securities	$13,966,500	$47,727,522
Distribution payable	—	(22,960,018)

Unallocated cash and U.S. Government securities	$13,966,500	$24,767,504

Schedule of reconciliation of Trust's Unallocated Reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances as of January 31, 2022	$30,794,749	$3	$30,794,752

Net income	5,309,085	—	5,309,085
Distributions declared - $1.8800 per unit	(24,665,620)	—	(24,665,620)

Balances as of January 31, 2023	$11,438,214	$3	$11,438,217